Long-term Debt - Balances related to the Facility (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Delayed draw term loan
Long-term Debt
Borrowings	$ 61,600,000
Term loan
Long-term Debt
Borrowings	4,750,000	$ 5,000,000
Revolving credit facility
Long-term Debt
Borrowings	0	7,000,000
Senior Credit Facility
Long-term Debt
Borrowings	66,350,000	12,000,000
Deferred financing costs	(1,884,000)	(1,765,000)
Net carrying value	64,466,000	10,235,000
Current portion	3,352,000	6,857,000
Long-term portion	$ 61,114,000	$ 3,378,000